General information (Details) $ in Thousands, $ in Billions		1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 06, 2026	Apr. 30, 2025 ARS ($)	Dec. 31, 2023	Dec. 31, 2025 branch	Dec. 15, 2025 USD ($)	Oct. 20, 2025 USD ($)	Aug. 31, 2025 USD ($)	Apr. 30, 2025 USD ($)
Disclosure of general information [line items]
Number of national branches | branch				234
Interest held by entity, % of total shares				50.00%
Exchange rate gap historical peak, percentage			200.00%
Fluctuation rate of foreign currency per month, percentage		1.00%
Inflation percentage				31.50%
Initial disbursement of fund facility							$ 12
Additional disbursement of fund facility							2
Maximum amount of currency swap operations						$ 20
Target amount for accumulation of international reserves					$ 17
Non-Adjusting Event After Reporting Period
Disclosure of general information [line items]
Exchange rate gap at reporting date, percentage	4.00%
World Bank
Disclosure of general information [line items]
Credit facility, authorized amount							12
Inter-American Development Bank
Disclosure of general information [line items]
Credit facility, authorized amount							$ 10
Extended Fund Facility
Disclosure of general information [line items]
Notional amount								$ 20
Min
Disclosure of general information [line items]
Fluctuation exchange rate of currency, amount		$ 1,000
Max
Disclosure of general information [line items]
Fluctuation exchange rate of currency, amount		$ 1,400
Banco Bilbao Vizcaya Argentaria, S.A
Disclosure of general information [line items]
Interest held by entity, % of total shares				66.55%